UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4767


                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600



Date of fiscal year end: September 30, 2005
                         ------------------

Date of reporting period: December 31, 2005
                          -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------
                                           HERITAGE GROWTH AND INCOME TRUST
                                                 INVESTMENT PORTFOLIO
                                                   DECEMBER 31, 2005
                                                      (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------

                                                                                                         % OF NET
                                                                            SHARES         VALUE           ASSETS
                                                                            ------         -----           ------
 COMMON STOCKS
 -------------
 DOMESTIC
 --------
     AGRICULTURE
     -----------
        Altria Group, Inc.                                                   61,600       $ 4,602,752          3.8%
        UST Inc.                                                             34,750         1,418,842          1.2%
                                                                                    ------------------  ------------
                                                                                            6,021,594          5.0%
     AIRLINES
     --------
        Southwest Airlines Co.                                              131,946         2,167,873          1.8%
                                                                                    ------------------  ------------
     BANKS
     -----
        Bank of America Corporation                                          78,560         3,625,544          3.0%
        The Bank of New York Company, Inc.                                   78,500         2,500,225          2.1%
                                                                                    ------------------  ------------
                                                                                            6,125,769          5.1%
     CHEMICALS
     ---------
        The Dow Chemical Company                                             56,200         2,462,684          2.1%
                                                                                    ------------------  ------------
     COMMERCIAL SERVICES
     -------------------
        Macquarie Infrastructure Company Trust                               49,300         1,518,440          1.3%
                                                                                    ------------------  ------------
     DIVERSIFIED MANUFACTURER
     ------------------------
        General Electric Company                                            129,000         4,521,450          3.8%
        Reddy Ice Holdings, Inc.                                             50,000         1,090,500          0.9%
        Tyco International Ltd.                                              73,800         2,129,868          1.8%
                                                                                    ------------------  ------------
                                                                                            7,741,818          6.5%
     ELECTRIC
     --------
        Dominion Resources, Inc.                                             36,200         2,794,640          2.3%
                                                                                    ------------------  ------------
     ELECTRONICS
     -----------
        Fisher Scientific International Inc.*                                38,800         2,400,168          2.0%
                                                                                    ------------------  ------------
     ENVIRONMENTAL CONTROL
     ---------------------
        Synagro Technologies, Inc.                                          501,055         2,119,463          1.8%
                                                                                    ------------------  ------------
     FINANCIAL SERVICES
     ------------------
        Alliance Capital Management Holding L.P.                             50,100         2,830,149          2.3%
        Citigroup Inc.                                                       73,300         3,557,249          3.0%
        Freddie Mac                                                          25,900         1,692,565          1.4%
        JPMorgan Chase & Co.                                                 39,200         1,555,848          1.3%
                                                                                    ------------------  ------------
                                                                                            9,635,811          8.0%
     HEALTHCARE SERVICES
     -------------------
        HCA Inc.                                                             11,300           570,650          0.5%
        Health Management Associates, Inc., Class "A"                       107,900         2,369,485          2.0%
        Quest Diagnostics Inc.                                               10,780           554,955          0.5%
        WellPoint, Inc.*                                                     26,100         2,082,519          1.7%
                                                                                    ------------------  ------------
                                                                                            5,577,609          4.7%
     MINING
     ------
        Southern Copper Corporation                                          17,600         1,178,848          1.0%
                                                                                    ------------------  ------------
     OIL & GAS
     ---------
        Burlington Resources Inc.                                             6,800           586,160          0.5%
        Chevron Corporation                                                  74,000         4,200,980          3.5%
        ConocoPhillips                                                       35,946         2,091,338          1.7%
        Exxon Mobil Corporation                                              31,400         1,763,738          1.5%
        Marathon Oil Corporation                                             32,800         1,999,816          1.7%
        Occidental Petroleum Corporation                                      5,900           471,292          0.4%
                                                                                    ------------------  ------------
                                                                                           11,113,324          9.3%
     PHARMACEUTICALS
     ---------------
        Cardinal Health, Inc.                                                 5,200           357,500          0.3%
        Caremark Rx, Inc.*                                                   62,300         3,226,517          2.7%
        Medco Health Solutions, Inc.*                                        11,863           661,955          0.6%
        Pfizer Inc.                                                         203,005         4,734,077          3.9%
                                                                                    ------------------  ------------
                                                                                            8,980,049          7.5%
     REITS
     -----
        Host Marriott Corporation                                           195,400         3,702,830          3.1%
                                                                                    ------------------  ------------
     RETAIL
     ------
        Target Corporation                                                   26,300         1,445,711          1.2%
                                                                                    ------------------  ------------
     SOFTWARE
     --------
        Microsoft Corporation                                               135,500         3,543,325          3.0%
                                                                                    ------------------  ------------
     TELECOMMUNICATIONS
     ------------------
        ALLTEL Corporation                                                   32,800         2,069,680          1.7%
        Motorola, Inc.                                                       80,400         1,816,236          1.5%
                                                                                    ------------------  ------------
                                                                                            3,885,916          3.2%
     TRANSPORTATION
     --------------
        Union Pacific Corporation                                            27,500         2,214,025          1.8%
                                                                                    ------------------  ------------
 Total Domestic Common Stocks  (cost $73,054,319)                                          84,629,897         70.7%

 FOREIGN (a)
 -----------
     BANKS
     -----
        Barclays PLC                                                        271,900         2,852,032          2.4%
        Lloyds TSB Group PLC                                                354,700         2,974,608          2.5%
                                                                                    ------------------  ------------
                                                                                            5,826,640          4.9%

--------------------------------------------------------------------------------------------------------------------
                                           HERITAGE GROWTH AND INCOME TRUST
                                                 INVESTMENT PORTFOLIO
                                                   DECEMBER 31, 2005
                                                      (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------

                                                                                                         % OF NET
                                                                            SHARES         VALUE           ASSETS
                                                                            ------         -----           ------
     ELECTRIC
     --------
        Datang International Power Generation Company Ltd.                1,163,000           854,976          0.7%
                                                                                    ------------------  ------------
     FINANCIAL SERVICES
     ------------------
        China Merchants Holdings (International) Company Ltd.               754,900         1,640,547          1.4%
        W.P. Stewart & Co., Ltd.                                             83,900         1,977,523          1.6%
                                                                                    ------------------  ------------
                                                                                            3,618,070          3.0%
     FOOD
     ----
        Tesco PLC                                                           420,800         2,394,767          2.0%
                                                                                    ------------------  ------------
     OIL & GAS
     ---------
        Canadian Oil Sands Trust                                             19,500         2,103,326          1.8%
                                                                                    ------------------  ------------
     PHARMACEUTICALS
     ---------------
        GlaxoSmithKline PLC, Sponsored ADR                                   58,800         2,968,224          2.5%
                                                                                    ------------------  ------------
        Sanofi-Aventis                                                       33,400         2,915,378          2.4%
                                                                                            5,883,602          4.9%
                                                                                    ------------------  ------------
 Total Foreign Common Stocks (cost $18,579,131)                                            20,681,381         17.3%
                                                                                    ------------------  ------------
 Total Common Stocks (cost $91,633,450)                                                   105,311,278         88.0%

 PREFERRED STOCKS
 ----------------
     FINANCIAL SERVICES
     ------------------
        Merrill Lynch & Co., 5.05%                                           60,000         1,486,200          1.2%
                                                                                    ------------------  ------------
 Total Preferred Stocks  (cost $1,500,000)                                                  1,486,200          1.2%


                                                                         PRINCIPAL                       % OF NET
                                                                           AMOUNT         VALUE           ASSETS
                                                                           ------         -----           ------
 CONVERITABLE BONDS
 ------------------
     TELECOMMUNICATIONS
     ------------------
        Level 3 Communications, Inc., 6.0%, 03/15/10                    $ 3,000,000       $ 1,923,750          1.6%
                                                                                    ------------------  ------------
 Total Convertible Bonds  (cost $1,910,440)                                                 1,923,750          1.6%

 CORPORATE BONDS
 ---------------
     PIPELINES
     ---------
        El Paso Corporation, 7.375%, 12/15/12                             1,000,000         1,005,000          0.8%
                                                                                    ------------------  ------------
 Total Corporate Bonds (cost $804,316)                                                      1,005,000          0.8%
 Total Investment Portfolio excluding repurchase
     agreement (cost $95,848,206)                                                         109,726,228         91.6%
                                                                                    ------------------  ------------
 REPURCHASE AGREEMENT
 --------------------

Repurchase Agreement with State Street Bank and Trust
Company, dated December 30, 2005 @ 3.25% to be repurchased
at $13,026,702 on January 3, 2006, collateralized by
$13,410,000 United States Treasury Notes, 4.00% due
June 15, 2009, (market value $13,268,670 including
interest) (cost $13,022,000) . . . . . . . . . . . . . . . . . . . .                       13,022,000         10.9%
                                                                                    ------------------  ------------
 TOTAL INVESTMENT PORTFOLIO (COST $108,870,206) (b)                                       122,748,228        102.5%
 OTHER ASSETS AND LIABILITIES, NET,                                                        (3,037,116)        -2.5%
                                                                                    ------------------  ------------
 NET ASSETS                                                                             $ 119,711,112        100.0%
                                                                                    ==================  ============

 -------
 * Non-income producing security.

 (a) U.S. dollar denominated.

 (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $13,878,022 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $15,268,292 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,390,270.

 ADR - American Depository Receipt.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE GROWTH AND INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3.  EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                HERITAGE GROWTH AND INCOME TRUST
Date:    February 28, 2006

                                                /s/ K.C. Clark
                                                --------------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    February 28, 2006

                                                /s/ K.C. Clark
                                                --------------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer


Date:    February 28, 2006

                                                /s/ Andrea N. Mullins
                                                --------------------------------
                                                Andrea N. Mullins
                                                Principal Financial Officer and
                                                Treasurer